Leader Capital Short Term High Yield Bond Fund

Schedule Of Investments (Unaudited)

October 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 0.8%
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
18,818	B Riley Financial, Inc. (a)(b)	5.250	Perpetual	$215,466
54,941	B Riley Financial, Inc. (a)(b)	6.000	Perpetual	612,592
				828,058

	TOTAL PREFERRED STOCK - (Cost $1,269,289)			828,058

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 90.2%
	COLLATERALIZED LOAN OBLIGATIONS - 90.2%
1,000,000	1828 CLO, LTD. (c)(d)	2016-R	Class DR	11.508	10/15/2031	995,105
1,000,000	Allegro CLO VI, LTD. (c)(d)	2018-6	Class E	10.459	1/17/2031	982,985
2,500,000	Allegro CLO X, LTD. (c)(d)	2019-1A	Class E	11.759	4/20/2032	2,434,921
700,000	Ares CLO XLVIII, LTD. (c)(d)	2018-48	Class E	10.079	7/20/2030	702,780
1,000,000	Bain Capital Credit CLO 2019-4, LTD. (c)(d)	2019-4A	Class ER	12.616	4/23/2035	1,007,888
1,275,000	Battalion CLO XV, LTD. (c)(d)	2020-15A	Class E	11.259	1/17/2033	1,212,465
2,500,000	Battalion CLO XXII, LTD. (c)(d)	2021-22A	Class E	11.829	1/20/2035	2,344,207
1,000,000	BlueMountain CLO 2015-4, LTD. (c)(d)	2015-4R	Class ER	10.829	4/20/2030	992,497
1,000,000	BlueMountain CLO 2018-2, LTD. (c)(d)	2018-2	Class E	11.430	8/15/2031	937,969
3,390,000	BlueMountain CLO XXIX, LTD. (c)(d)	2020-29A	Class ER	11.747	7/25/2034	3,313,895
3,000,000	Bryant Park Funding 2024-24, LTD. (c)(d)	2024-24	Class E	11.758	10/15/2037	3,001,016
1,450,000	Canyon Capital CLO 2014-1, LTD. (c)(d)	2014-1R	Class DR	11.091	1/30/2031	1,381,591
2,500,000	Canyon CLO 2018-1, LTD. (c)(d)	2018-1A	Class E	10.668	7/15/2031	2,509,015
1,000,000	Columbia Cent CLO 31, LTD. (c)(d)	2021-31A	Class E	11.429	4/20/2034	961,797
2,500,000	Columbia Cent CLO 33, LTD. (c)(d)	2024-33A	Class E	12.486	4/20/2037	2,506,553
2,000,000	CQS US CLO 2022-2, LTD. (c)(d)	2022-2	Class E-1	11.467	7/20/2031	1,760,716
500,000	Dryden 37 Senior Loan Fund (c)(d)	015-37R	Class ER	10.068	1/15/2031	455,361
2,000,000	Dryden 68 CLO, LTD. (c)(d)	2019-68A	Class ER	11.668	7/15/2035	1,900,188
1,650,000	Dryden 60 CLO, LTD. (c)(d)	2018-60A	Class E	10.518	7/15/2031	1,626,401
2,000,000	Dryden 78 CLO, LTD. (c)(d)	2020-78A	Class ER	11.277	4/17/2037	1,954,996
2,000,000	Fortress Credit BSL XIII, LTD. (c)(d)	2021-2A	Class E	11.789	7/10/2034	2,016,283
2,000,000	Gallatin CLO VIII 2017-1, LTD. (c)(d)	2017-1	Class ER	11.838	7/15/2031	1,875,080
1,000,000	HPS Loan Management 2021-16A, LTD. (c)(d)	2021-16A	Class E	11.388	1/23/2035	1,003,982
3,700,000	Invesco CLO 2022-1A, LTD. (c)(d)	2022-1A	Class E	10.917	4/20/2035	3,618,339
2,000,000	Jefferson Mill CLO, LTD. (c)(d)	2015-R	Class ER	11.329	10/20/2031	1,925,352
2,000,000	KKR CLO 17, LTD. (c)(d)	2017	Class ER	12.308	4/15/2034	1,994,996
1,000,000	LCM XXXVII CLO, LTD. (c)(d)	2022-37A	Class E	12.286	4/15/2034	967,730
1,858,000	Marathon CLO XIII, LTD. (c)(d)	2019-1	Class A	11.898	4/15/2032	1,775,261
1,004,000	Marble Point CLO XXII, LTD. (c)(d)	2021-2	Class E	12.277	7/25/2034	966,636
3,000,000	Mountain View CLO XV, LTD. (c)(d)	2019-2A	Class ER	12.726	7/15/2037	2,977,487
2,000,000	Mountain View Funding CLO 2019-1A, LTD. (c)(d)	2019-1A	Class ER	12.278	10/15/2034	1,824,955
4,000,000	Octagon Investment Partners 50 (c)(d)	2020-4A	Class A	11.718	1/15/2035	3,804,943
3,000,000	Octagon Investment Partners XXI, LTD. (c)(d)	2014-21R2	Class DRR	12.378	2/14/2031	2,978,418
2,000,000	Orion CLO 2024-3, LTD. (c)(d)	2024-3A	Class E	11.636	7/25/2037	2,037,486
1,000,000	OZLM VI, LTD. (c)(d)	2018-6	Class DS	10.959	4/17/2031	963,554
4,000,000	Parallel 2021-1 LTD. (c)(d)	2021-1A	Class E	11.388	7/15/2034	3,910,821
1,000,000	Park Avenue Institutional Advisers CLO 2022-1, LTD. (c)(d)	2022-1A	Class D	11.907	4/20/2035	1,006,049
2,000,000	PPM CLO 3, LTD. (c)(d)	2019-3	Class A	11.519	7/17/2034	1,894,971
1,000,000	RRAM 2019-6A, LTD. (c)(d)	2019-6A	Class DR	10.768	4/15/2036	993,838
2,000,000	Sixth Street CLO XXVI, LTD. (c)(d)	2024-26A	Class E	10.497	10/18/2124	2,024,973
2,000,000	Sound Point CLO XXV, LTD. (c)(d)	2019-25R	Class ER	11.876	4/25/2033	1,761,765
500,000	Symphony CLO XVI, LTD. (c)(d)	2015-16R	Class ER	11.018	10/15/2031	466,460
1,750,000	Trinitas CLO XI, LTD. (c)(d)	2019-11A	Class ER	12.188	7/15/2034	1,678,295
1,000,000	Vibrant CLO IX, LTD. (c)(d)	2018-9A	Class D	5.250	7/20/2031	973,834
500,000	Voya CLO 2019-2, LTD. (c)(d)	2019-2A	Class E	6.000	7/20/2032	503,567
2,000,000	Voya CLO 2020-1, LTD. (c)(d)	2020-1A	Class ER	3.688	7/16/2034	2,007,468
1,000,000	Wellfleet CLO 2017-3, LTD. (c)(d)	2017-3A	Class D	5.234	1/17/2031	965,294
1,150,000	Wellfleet CLO 2018-1, LTD. (c)(d)	2018-1A	Class E	10.409	7/17/2031	1,118,906
1,500,000	Wellfleet CLO X, LTD. (c)(d)	2019-XA	Class D-R	3.768	7/20/2032	1,422,046
1,500,000	Wind River 2016-1K CLO, LTD. (c)(d)	2016-1K	Class ER	12.268	10/15/2034	1,261,050
2,000,000	Wind River 2017-1 CLO, LTD. (c)(d)	2017-1A	Class ER	11.954	4/18/2036	1,909,834
1,100,000	Wind River 2018-2 CLO, LTD. (c)(d)	2018-2	Class E	10.668	7/15/2030	1,070,299

	TOTAL ASSET BACKED SECURITIES - (Cost $85,852,728)					88,682,319

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 5.0%
	FINANCIALS - 5.0%
5,250,000	New York Community Bancorp, Inc. (c)	H15T10Y + 8.067%	8.378		4,894,961
2,000,000	VTB Bank PJSC Via Eurasia DAC (b)(d)(e)(f)(g)		11.577	Perpetual	-

	TOTAL CORPORATE BONDS - (Cost $6,520,625)				4,894,961

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 0.4%
	SOVEREIGN - 0.4%
336,515	Ukraine Government International Bond (d)(f)(g)(h)	1.750	2/1/2029	$202,330
144,220	Ukraine Government International Bond (d)(f)(g)(h)	1.750	2/1/2034	68,468
26,260	Ukraine Government International Bond (d)(f)(g)(h)(i)	0.000	2/1/2030	12,703
98,130	Ukraine Government International Bond (d)(f)(g)(h)(i)	0.000	2/1/2034	36,766
82,926	Ukraine Government International Bond (d)(f)(g)(h)(i)	0.000	2/1/2035	40,273
69,105	Ukraine Government International Bond (d)(f)(g)(h)(i)	0.000	2/1/2036	33,602
				394,142

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $1,000,000)			394,142

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
2,864,616	First American Government Obligations Fund, Class X (j)	4.778	2,864,616

	TOTAL SHORT TERM INVESTMESTS - (Cost $2,864,616)		2,864,616

	TOTAL INVESTMENTS - 99.3% - (Cost $97,507,257)		97,664,096
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		694,736
	NET ASSETS - 100.0%		$98,358,832

LTD - Limited Company

PJSC - Public Joint-Stock Company

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	Rate shown represents the dividend rate as of October 31, 2024.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the total market value of 144A securities is $89,076,461 or 90.6% of net assets.
(e)	The Liquidity Administrator has determined that these securities are illiquid. As of October 31, 2024, these securities have no fair value.
(f)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(g)	Variable rate security; the rate shown represents the rate as of October 31, 2024.
(h)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until October 2024.
(i)	Zero coupon Bond.
(j)	Rate disclosed is the seven day effective yield as of October 31, 2024.